Notes to the Balance Sheet - Summary of Accrued Expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Line Items]
Audit fees and other audit-related costs	€ (2,258)	€ (1,633)
Accrued expenses [member]
Accrued Expenses [Line Items]
External laboratory services	65,026	43,500
Accrued personnel expenses for payments to employees and management	29,666	17,320
Accrued Outstanding Expense	12,515	15,236
Accruals for Revenue Deductions from Product Sales	1,998	943
Expenses for legal advice	169	472
Audit fees and other audit-related costs	703	683
License payments	2,978	1,046
Accrued Liabiity Current	€ 113,055	€ 79,200